Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Debt discount of note payable	$ 3,672,790	$ 1,917,248	$ 1,354,806
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	38,082,488	32,211,956	24,269,047
Common stock, shares outstanding	38,082,488	32,211,956	24,269,047